Reverse Takeover Transaction with NCAC (Tables)	12 Months Ended
Mar. 31, 2025
Reverse Takeover Transaction with NCAC [Abstract]
Schedule of Listing Expenses

The calculation of listing expenses is as follows:

Listing Expense
Consideration paid:
Shares issued to NCAC shareholders	13,040
Total consideration shares issued	13,040
Fair value of the common shares	$2,863.22
Deemed consideration amount for the common shares issued	$37,336,416

Net identifiable liabilities acquired:
Cash and cash equivalent	$203
Accounts payable and accrued liabilities	$(2,136,505)
NCAC promissory note (Note 11)	$(1,413,529)
Derivative warrant liabilities (Note 10)	$(595,358)
Net liabilities acquired	$4,145,189

Listing expense	$41,481,605